Earnings/(loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings (Loss) per Share

Basic and diluted earnings/(loss) per share is analysed as follows:

	2020	2019	2018
Weighted average number of ordinary shares	54,853,045	54,853,045	54,853,045
Basic earnings/(loss) per share	(0.45)	(0.61)	0.61
Diluted earnings/(loss) per share	(0.45)	(0.61)	0.61